Equity (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2018	Jul. 11, 2018	Feb. 29, 2020	Jan. 31, 2020	Jun. 20, 2019	Oct. 30, 2018	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Reverse stock split									Each 100
Debt conversion amount				$ 271,642				$ 271,642	$ 271,642
Debt conversion shares				33,955,250					339,553
Share Price			$ .001	$ 0.008			$ 0.8		$ 0.8
Compensation expenses									$ 38,080
Stock Issued During Period, Shares, Stock Splits									6,223
Stock Issued During Period, Value, Stock Splits									$ 19,622
Number of common stock converted			10,000,000
Preferred Stock, Shares Issued upon Conversion			1,000,000
Capital contribution									$ 33,009
Common stock issued for cash, shares		1,000,000
Common stock issued for cash, value		$ 5,000											$ 5,000
Stock issued for compensation, shares			104,000,000
Common stock, par value per share							$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized							200,000,000		200,000,000		200,000,000		200,000,000
Common stock, shares issued							1,668,049		1,668,049		518,105		51,810,502
Common stock, shares outstanding							1,653,873		1,653,873		503,929		51,015,155
QDM Holdings Limited [Member]
Common stock issued for cash, shares												415,000
Common stock issued for cash, value												$ 53,205
Common stock, par value per share							$ 1.00	$ 1.00	$ 1.00			$ 1.00
Common stock, shares authorized							50,000	50,000	50,000			50,000
Common stock, shares issued							50,000	50,000	50,000			1,282
Common stock, shares outstanding							50,000	50,000	50,000			1,282
Stock Option [Member]
Compensation expenses											$ 0		$ 0
Option exercisable											0		0
Treasury Stock [Member]
Shares issued
Reverse split
Preferred Stock [Member]
Number of common stock converted			10,000
Preferred Stock, Shares Issued upon Conversion			100,000
Reverse split
Stock issued for compensation, shares											1,350,000		1,000,000
Preferred Stock [Member] | Board of Directors [Member]
Stock issued for services, shares					1,350,000
Stock issued for services, value					$ 500,000
Common Stock [Member]
Reverse split									391
Common stock issued for cash, shares													1,000,000
Common stock issued for cash, value													$ 100
Stock converion					71,000,000
Tim Shannon
Shares issued			710,000
Accrued compensation expenses			$ 33,000
Compensation expenses			$ 38,080
Capital contribution							$ 14,747		$ 33,009
Proceeds from shareholder advance								$ 19,443
Tim Shannon | Preferred Stock [Member]
Stock issued for compensation, shares	1,000,000
Stock issued for compensation, value	$ 40,000
Unrelated third party [Member]
Proceeds from sale of equity						$ 40,000